AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

December 31, 2023

(unaudited)

Amount	General Obligation Bonds (62.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (8.1%)
	Bend, Oregon
$2,690,000	5.000%, 06/01/32	NR/AA+/NR	$3,210,730

	Benton County, Oregon Full Faith Credit Obligations
500,000	5.000%, 06/01/39 Series 2023	Aa1/NR/NR	577,120

	Boardman, Oregon Green Bond
1,000,000	4.000%, 06/15/33 Series 2021 BAMAC Insured	NR/AA/NR	1,057,150

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,135,545

	Clackamas County, Oregon (Tax-Exempt)
1,485,000	5.000%, 06/01/25 Series 2016B	Aaa/NR/NR	1,531,822

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,134,590

	Deschutes, Oregon Public Library District
1,000,000	4.000%, 06/01/31 Series 2021	Aa2/NR/NR	1,103,630

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,295,147

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,051,670
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,197,154

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,119,903

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,249,720

	Portland, Oregon Limited Tax, Build Portland & Fuel Stations Projects
1,210,000	5.000%, 04/01/36 2017 Series 2022D	Aaa/NR/NR	1,420,951

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,714,833
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,781,974
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,845,503

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,389,694

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa2/NR/NR	1,280,026

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	Salem, Oregon
$3,000,000	5.000%, 06/01/38 Series 2023B	Aa2/NR/NR	$3,485,910

	Tualatin, Oregon
750,000	5.000%, 06/15/39 Series 2023	Aa1/NR/NR	866,100
	Total City & County		34,449,172

	Community College (4.9%)
	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	986,626

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,020,860

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,449,777

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,000,490

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,841,711
1,735,000	4.000%, 06/15/32 Series 2020A	Aa1/NR/NR	1,884,470
1,070,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	1,154,616

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,562,104

	Mount Hood, Oregon Community College District Refunding
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,055,520

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,771,487

	Portland, Oregon Community College District
1,250,000	5.000%, 06/15/38 Series 2023	NR/AA+/NR	1,453,200

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,418,120

	Tillamook Bay, Oregon Community College District
1,290,000	5.000%, 06/15/35 Series 2023B	NR/AA+/NR	1,533,965
1,450,000	5.000%, 06/15/36 Series 2023B	NR/AA+/NR	1,710,928
	Total Community College		20,843,874

	Healthcare (1.3%)
	Nehalem Bay, Oregon Health District
2,655,000	5.000%, 06/15/44 Series 2023A	NR/A/NR	2,889,702

	Umatilla, Oregon Hospital District #1
2,500,000	4.750%, 06/01/43 Series 2023	NR/A/NR	2,504,475
	Total Healthcare		5,394,177

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (32.8%)
	Benton & Linn Counties, Oregon School District #509J (Corvallis)
$2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	$2,207,820
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,775,160

	Clackamas County, Oregon School District #7J (Lake Oswego)
1,400,000	4.000%, 06/01/33	Aa2/AA+/NR	1,452,500

	Clackamas County, Oregon School District #12 (North Clackamas)
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,469,701
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,113,631
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,219,823
1,000,000	5.000%, 06/15/35	Aa1/NR/NR	1,103,690
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,343,622
3,000,000	5.000%, 06/15/37 Series B	Aa1/AA+/NR	3,195,540

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,450,786

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	3,610,530
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	5,670,555
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,149,576
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,191,950

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,222,830
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,375,866

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,080,530

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,795,937
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,292,854
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,256,850

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,078,810

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,150,051

	Curry County, Oregon School District #1 (Central Curry)
500,000	5.000%, 06/15/39 Series 2023B	NR/AA+/NR	568,185

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,147,150
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,562,154
1,540,000	5.000%, 06/15/37	Aa1/NR/NR	1,827,395

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Greater Albany School District, Oregon #8J (Linn & Benton Counties)
$1,000,000	5.000%, 06/15/30 Series 2017	Aa1/AA+/NR	$1,082,590
2,035,000	5.000%, 06/15/32 Series 2017	Aa1/AA+/NR	2,201,667

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,330,196
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,473,464

	Jackson County, Oregon School District #5 (Ashland)
1,620,000	5.000%, 06/15/33 Series 2019	Aa1/AA+/NR	1,833,014
5,970,000	5.000%, 06/15/42 Series 2019	Aa1/AA+/NR	6,532,255

	Lane County, Oregon School District #4J (Eugene) Refunding
3,300,000	5.000%, 06/15/33	Aa1/NR/NR	3,956,568
1,105,000	4.000%, 06/15/35	Aa1/NR/NR	1,167,200

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,031,780

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,371,090

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	848,273
1,000,000	5.000%, 06/15/39 Series 2019	NR/AA+/NR	1,101,920

	Marion & Linn Counties, Oregon School District #29J (North Santiam)
1,160,000	5.000%, 06/15/32 Series 2023	NR/AA+/NR	1,350,913

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	5,545,950
1,135,000	5.000%, 06/15/32 Series 2020B	Aa1/AA+/NR	1,315,942
1,000,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	1,155,100
1,000,000	5.000%, 06/15/34 Series 2020B	Aa1/AA+/NR	1,148,120
2,000,000	5.000%, 06/15/35 Series 2020B	Aa1/AA+/NR	2,288,200

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,065,099
3,000,000	5.000%, 06/15/37 Series 2023	Aa1/AA+/NR	3,559,860

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	5,861,022
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,547,805
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	1,883,163

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,705,625

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
$1,515,000	4.000%, 02/01/28	NR/AA+/NR	$1,535,407

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,416,576

	Umatilla County, Oregon School District #6R (Umatilla)
1,435,000	5.000%, 06/15/36 Series 2023A	NR/AA+/NR	1,706,330
1,010,000	5.000%, 06/15/38 Series 2023A	NR/AA+/NR	1,174,186

	Washington County, Oregon School District #15 (Forest Grove)
625,000	5.000%, 06/15/37 Series 2023	NR/AA+/NR	735,944

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,628,265

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,603,629
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,134,990
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,134,590

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,006,380
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,219,480

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,351,816
3,010,000	5.000%, 06/15/31	Aa1/NR/NR	3,243,094
2,000,000	5.000%, 06/15/34 Series 2017	Aa1/NR/NR	2,147,340

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,029,440
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,026,980
	Total School District		139,764,759

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Special District (5.7%)
	Bend, Oregon Metropolitan Park & Recreational District
$1,430,000	4.000%, 06/01/27	Aa2/NR/NR	$1,430,701

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,067,195
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,824,345

	Corbett Fire District No. 14, Multnomah County, Oregon
400,000	5.000%, 06/15/39 Series 2023 AGMC Insured	NR/AA/NR	442,088

	Lebanon, Oregon Fire Protection District, Linn County
560,000	5.000%, 06/15/40 Series 2023 BAMAC Insured	NR/AA/NR	621,477

	Metro, Oregon
1,305,000	4.000%, 06/01/26 Series 2012 A	Aaa/AAA/NR	1,305,561
2,390,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	2,572,859
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,504,370

	Pacific Communities Health District, Oregon
1,945,000	5.000%, 06/01/29	A1/NR/NR	2,031,689
2,060,000	5.000%, 06/01/30	A1/NR/NR	2,149,878
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,041,020
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,248,948

	Redmond Area Park & Recreational District, Oregon
660,000	5.000%, 06/15/38 Series 2023	NR/AA-/NR	767,290

	Tualatin Hills, Oregon Park & Recreational District
2,525,000	5.000%, 06/01/24	Aa1/NR/NR	2,545,604
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	2,860,831
	Total Special District		24,413,856

	State (9.1%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	755,490
2,000,000	5.000%, 05/01/33 Series 2022A	Aa1/AA+/AA+	2,394,620

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	518,630

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,053,600

	State of Oregon Article XI-M and XI-N Seismic Projects
900,000	5.000%, 06/01/39 Series 2020E	Aa1/AA+/AA+	1,007,739

	State of Oregon Article XI-M, XI-N and XI-P State Grant Programs
1,000,000	5.000%, 06/01/37 Series 2023D	Aa1/AA+/AA+	1,196,550

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	State of Oregon Article XI-Q State Projects
$1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	$1,051,720
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,100,200
1,800,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	1,855,422
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	4,514,880
2,300,000	5.000%, 05/01/37 Series A	Aa1/AA+/AA+	2,761,449
3,000,000	5.000%, 05/01/44 Series A	Aa1/AA+/AA+	3,254,220
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,322,230
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,051,720
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,364,423
1,605,000	5.000%, 11/01/39 Series J	Aa1/AA+/AA+	1,876,759

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,034,940
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,580,708
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,177,222
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,355,038
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,406,002

	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	389,453
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	1,757,740
	Total State		38,780,755

	Transportation (0.3%)
	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,100,356
	Total General Obligation Bonds		264,746,949

	Revenue Bonds (29.3%)
	City & County (0.1%)
	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	230,306
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	459,972
	Total City & County		690,278

	Development (0.7%)
	Oregon State Business Development Commission Recovery Zone Facility (Intel Corp. Project)
3,000,000	3.800%, 12/01/40	A2/A/NR	3,064,200

	Education (0.3%)
	Northwest Regional Education Service District, Oregon Full Faith and Credit Obligations
500,000	5.000%, 06/01/34 Series 2023	A1/NR/NR	573,485
600,000	5.000%, 06/01/37 Series 2023	A1/NR/NR	675,864
	Total Education		1,249,349

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (3.4%)
	Eugene, Oregon Electric Utility Refunding System
$2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	$3,047,931
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,263,095

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Project (Green Bonds)
1,000,000	5.000%, 11/01/32 Series 2019B 144A	A3/NR/NR	1,109,540
1,000,000	5.000%, 11/01/33 Series 2019B 144A	A3/NR/NR	1,108,430
1,200,000	5.000%, 11/01/34 Series 2019B 144A	A3/NR/NR	1,333,728
500,000	5.000%, 11/01/36 Series 2019B 144A	A3/NR/NR	549,700
2,760,000	5.000%, 11/01/39 Series 2019B 144A	A3/NR/NR	2,982,677
	Total Electric		14,395,101

	Healthcare (3.1%)
	Oregon Health Sciences University
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	568,010
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	283,288
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,315,025
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,047,590

	Oregon Health Sciences University
5,500,000	5.000%, 07/01/46 Series 2021B-2 (Mandatory Put Date 02/01/32)	Aa3/AA-/AA-	6,280,175

	Oregon State Facilities Authority (Legacy Health Project)
2,255,000	5.000%, 06/01/30 Series 2022B	A1/A/NR	2,506,703

	Union County, Oregon Hospital Facility Authority (Grande Ronde Hospital Project)
135,000	5.000%, 07/01/28 Series 2022	NR/BBB/BBB-	143,043
175,000	5.000%, 07/01/29 Series 2022	NR/BBB/BBB-	187,105
200,000	5.000%, 07/01/30 Series 2022	NR/BBB/BBB-	215,734
325,000	5.000%, 07/01/31 Series 2022	NR/BBB/BBB-	352,151
500,000	5.000%, 07/01/32 Series 2022	NR/BBB/BBB-	546,055
	Total Healthcare		13,444,879

	Housing (0.3%)
	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,310,576

	Lottery (4.9%)
	Oregon State Department of Administration Services (Lottery Revenue)
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,247,120
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,122,350
1,500,000	5.000%, 04/01/35 Series A	Aa2/AAA/NR	1,774,185
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,005,280
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,297,200
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,135,350
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,109,280
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,027,070
	Total Lottery		20,717,835

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (0.2%)
	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
$750,000	5.000%, 06/15/31	Aa3/NR/NR	$804,233

	Transportation (5.8%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,405,300

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
900,000	5.000%, 11/15/37 Series 2020A	Aa2/AA+/AA+	1,030,095
2,385,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/AA+	2,772,396
1,355,000	5.000%, 11/15/41 Series 2023A	Aa2/AA+/AA+	1,559,605

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,607,416
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,026,590
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,450,826

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,193,203
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,182,820
3,000,000	5.000%, 10/01/31 Series 2018A	A3/A/NR	3,264,870

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,037,950
	Total Transportation		24,531,071

	Water and Sewer (10.5%)
	Beaverton, Oregon Water Revenue
1,760,000	5.000%, 04/01/36 Series 2020	NR/AA+/NR	2,001,331
1,850,000	5.000%, 04/01/37 Series 2020	NR/AA+/NR	2,088,595

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	122,124
450,000	5.000%, 08/01/29	Aa2/AA/AA+	477,414

	Hillsboro, Oregon Water System
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	1,940,559

	Portland, Oregon Sewer System (First Lien)
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	3,606,785

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	5,616,065
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	7,247,878
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,032,740
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,061,860
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,061,860
5,000,000	4.000%, 03/01/34 Series 2020A	Aa2/AA/NR	5,360,250

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Portland, Oregon Water System (First Lien)
$3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	$3,251,576
1,000,000	4.000%, 04/01/35 Series 2022A	Aa1/AA+/NR	1,083,400

	Portland, Oregon Water System (Second Lien)
2,230,000	5.000%, 05/01/35 Series 2019A	Aa2/NR/NR	2,524,092
1,740,000	5.000%, 05/01/35 Series 2020A	Aa2/NR/NR	1,969,471

	Tualatin Valley, Oregon Water District
1,000,000	5.000%, 06/01/38 Series 2023	NR/AA+/AA+	1,168,220
	Total Water and Sewer		44,614,220
	Total Revenue Bonds		124,821,742

	Pre-Refunded\ Escrowed to Maturity Bonds (6.7%)††
	Pre-Refunded General Obligation Bonds (2.7%)
	Higher Education (0.4%)
	Oregon State Higher Education
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	1,817,455

	School District (1.5%)
	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 AGMC Insured	NR/AA/NR	443,661
560,000	5.000%, 06/01/29 AGMC Insured	A1/AA/NR	564,659

	Marion County, Oregon School District #103 (Woodburn)
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,333,201

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,033,260

	Washington County, Oregon School District #48J (Beaverton)
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	1,861,845
	Total School District		6,236,626

	State (0.8%)
	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,202,491

	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,036,320
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,036,320
	Total State		3,275,131
	Total Pre-Refunded General Obligation Bonds		11,329,212

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (4.0%)
	Higher Education (0.4%)
	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/NR/NR	541,075
1,135,000	4.000%, 07/01/31 Series A	Aa2/NR/NR	1,190,513
	Total Higher Education		1,731,588

Amount	Pre-Refunded\Escrowed to Maturity Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (3.6%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
$1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	$1,057,919
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	8,144,800

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,231,706

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,085,938
	Total Transportation		15,520,363
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		17,251,951
	Total Pre-Refunded\ Escrowed to Maturity Bonds		28,581,163
	Total Municipal Bonds (cost $416,375,958)		418,149,854

Shares	Short-Term Investment (1.5%)
6,308,741	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.25%* (cost 6,308,741)	Aaa-mf/AAAm/NR	6,308,741

	Total Investments (cost $422,684,699- note b)	99.7%	424,458,595
	Other assets less liabilities	0.3	1,228,332
	Net Assets	100.0%	$425,686,927

	Portfolio Distribution By Quality Rating	Percent of Investments †
	Aaa of Moody's or AAA of S&P	11.9%
	Pre-refunded bonds††	6.8
	Aa of Moody's or AA of S&P or Fitch	72.6
	A of Moody's or S&P	8.3
	BBB of S&P or Fitch	0.4
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
NR - Not Rated
ODOT - Oregon Department of Transportation

*	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.
Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $7,084,075 or 1.7% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $422,684,699 amounted to $1,773,896, which consisted of aggregate gross unrealized appreciation of $4,601,586 and aggregate gross unrealized depreciation of $2,827,690.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2023:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,308,741
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	418,149,854
Level 3 – Significant Unobservable Inputs	—
Total	$424,458,595

+ See schedule of investments for a detailed listing of securities.